Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization expense	$ 739	$ 558	$ 537
Amortization of capitalized software	$ 210	$ 117	$ 114